Significant Accounting Policies (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Significant Accounting Policies
Cash	$ 0		$ 0	$ 0		$ 0
Effective tax rate	(5.00%)	36.00%	0.00%	(40.00%)	651.00%	(89.50%)
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0	$ 0		$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0		$ 0